UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1: Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (102.1%)
New York (102.1%)
Albany County NY BAN	1.000%	8/15/13	22,800	22,956
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC
Project) VRDO	0.160%	9/7/12 LOC	11,515	11,515
1 BlackRock MuniHoldings New York Quality
Fund, Inc. VRDP VRDO	0.380%	9/7/12 LOC	65,000	65,000
Brookhaven NY GO	2.000%	9/15/12	1,791	1,792
Brookhaven NY Industrial Development Agency
Civic Facility Revenue (Methodist Retirement
Community Development Corp.) VRDO	0.170%	9/7/12 LOC	3,750	3,750
Buffalo NY Municipal Water System Revenue
VRDO	0.150%	9/7/12 LOC	9,100	9,100
Chemung County NY Industrial Development
Agency Civic Facility Revenue (Elmira College
Project) VRDO	0.170%	9/7/12 LOC	9,400	9,400
Clarkstown NY Central School District TAN	0.500%	11/2/12	16,400	16,409
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.210%	9/7/12 LOC	4,900	4,900
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.210%	9/7/12 LOC	4,765	4,765
2 Commack NY Union Free School District TAN	1.000%	6/27/13	31,000	31,190
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.210%	9/7/12 LOC	4,325	4,325
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.190%	9/7/12	17,350	17,350
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.170%	9/7/12 LOC	18,400	18,400
2 Hauppauge NY Union Free School District TAN	1.000%	6/21/13	23,000	23,137
Jericho NY Union Free School District TAN	1.000%	6/21/13	12,000	12,074
1 Long Island NY Power Authority Electric System
Revenue TOB VRDO	0.190%	9/4/12 (13)	12,070	12,070
1 Long Island NY Power Authority Electric System
Revenue TOB VRDO	0.170%	9/7/12 LOC	30,330	30,330
Long Island NY Power Authority Electric System
Revenue VRDO	0.160%	9/4/12 LOC	10,500	10,500
Long Island NY Power Authority Electric System
Revenue VRDO	0.150%	9/7/12 LOC	9,700	9,700
Long Island NY Power Authority Electric System
Revenue VRDO	0.160%	9/7/12 LOC	7,500	7,500
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Monroe
Community College) VRDO	0.170%	9/7/12 LOC	3,760	3,760

Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	0.220%	9/7/12 LOC	6,140	6,140
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.170%	9/7/12	3,600	3,600
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.260%	9/7/12	19,100	19,100
Nassau NY Health Care Corp. VRDO	0.170%	9/7/12 LOC	1,600	1,600
New York City NY GO	5.000%	10/1/12 (ETM)	65	65
New York City NY GO	5.000%	10/1/12	1,335	1,340
New York City NY GO	3.000%	3/1/13	1,000	1,014
New York City NY GO	5.000%	3/1/13	1,000	1,024
New York City NY GO	2.500%	8/1/13	5,000	5,105
New York City NY GO	5.000%	8/1/13	1,000	1,043
New York City NY GO	5.000%	8/1/13	1,645	1,716
1 New York City NY GO TOB VRDO	0.210%	9/4/12 LOC	775	775
New York City NY GO VRDO	0.170%	9/4/12 LOC	14,380	14,380
New York City NY GO VRDO	0.170%	9/4/12	9,920	9,920
New York City NY GO VRDO	0.170%	9/4/12	10,100	10,100
New York City NY GO VRDO	0.170%	9/4/12	7,200	7,200
New York City NY GO VRDO	0.170%	9/4/12	9,625	9,625
New York City NY GO VRDO	0.170%	9/4/12	9,300	9,300
New York City NY GO VRDO	0.170%	9/4/12 LOC	14,490	14,490
New York City NY GO VRDO	0.170%	9/4/12	4,850	4,850
New York City NY GO VRDO	0.180%	9/4/12 LOC	4,300	4,300
New York City NY GO VRDO	0.150%	9/7/12 LOC	19,440	19,440
New York City NY GO VRDO	0.200%	9/7/12 LOC	16,500	16,500
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.170%	9/7/12 LOC	25,470	25,470
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.320%	5/1/13	2,840	2,840
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.320%	5/1/13	4,720	4,720
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.180%	9/7/12 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.250%	6/28/13	6,640	6,640
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.190%	9/4/12	1,900	1,900
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.190%	9/7/12	10,955	10,955
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.230%	9/7/12	5,315	5,315
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.270%	9/7/12	16,380	16,380
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.170%	9/7/12 LOC	45,800	45,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (First Avenue
Development) VRDO	0.170%	9/7/12 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.170%	9/7/12 LOC	6,800	6,800

New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (100
Jane Street) VRDO	0.170%	9/7/12 LOC	11,950	11,950
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.180%	9/7/12	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.180%	9/7/12 LOC	2,500	2,500
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.170%	9/7/12 LOC	48,100	48,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Lexington Courts) VRDO	0.160%	9/7/12 LOC	15,000	15,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.200%	9/7/12 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.170%	9/7/12 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.160%	9/7/12 LOC	32,500	32,500
New York City NY Housing Development Corp.
Revenue (Rivereast Apartments) VRDO	0.200%	9/7/12 LOC	20,000	20,000
New York City NY Industrial Development
Agency Civic Facility Revenue (Lycee
Francais De New York Project) VRDO	0.160%	9/7/12 LOC	9,650	9,650
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.210%	9/7/12 LOC	11,480	11,480
New York City NY Industrial Development
Agency Civic Facility Revenue (MSMC Realty
Corp. Project) VRDO	0.150%	9/7/12 LOC	2,900	2,900
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	0.210%	9/7/12 LOC	9,685	9,685
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.150%	9/7/12 LOC	14,765	14,765
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue CP	0.200%	9/7/12	15,000	15,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.160%	9/7/12	12,300	12,300
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.170%	9/7/12	4,900	4,900
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.170%	9/7/12	15,000	15,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.180%	9/7/12	7,945	7,945

1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.240%	9/7/12	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.240%	9/7/12	18,000	18,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.200%	9/4/12	3,200	3,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.160%	9/7/12	34,600	34,600
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.190%	9/7/12	19,610	19,610
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.190%	9/7/12	12,845	12,845
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.160%	9/7/12	15,210	15,210
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.170%	9/7/12 LOC	9,950	9,950
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.170%	9/7/12	995	995
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.190%	9/7/12	6,500	6,500
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/12	4,275	4,301
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/12	2,550	2,570
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/12	2,500	2,519
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/12	2,205	2,222
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	4,185	4,272
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	7,050	7,196
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.190%	9/4/12	12,450	12,450
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.170%	9/7/12	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.170%	9/7/12	2,800	2,800
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.170%	9/7/12	6,085	6,085
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.170%	9/7/12	9,330	9,330
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.160%	9/7/12	6,000	6,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.180%	9/4/12	1,900	1,900
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.170%	9/7/12	20,300	20,300
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.200%	9/7/12	47,760	47,760
New York City NY Transitional Finance Authority
Revenue	5.000%	2/1/13 (Prere.)	1,000	1,020

New York City NY Transitional Finance Authority
Revenue	5.250%	2/1/13 (Prere.)	9,385	9,580
New York City NY Transitional Finance Authority
Revenue VRDO	0.180%	9/4/12	6,000	6,000
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.200%	9/7/12 LOC	7,960	7,960
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.) VRDO	0.170%	9/4/12 LOC	975	975
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.) VRDO	0.170%	9/7/12 LOC	6,600	6,600
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.)
VRDO	0.190%	9/7/12 LOC	7,080	7,080
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)	2.000%	4/1/13	2,980	3,010
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.180%	9/7/12	57,460	57,460
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.180%	9/7/12	40,100	40,100
New York City Transitional Finance Authority
Revenue VRDO	0.160%	9/7/12	4,000	4,000
New York GO	5.000%	9/1/12	10,000	10,000
1 New York GO TOB VRDO	0.170%	9/7/12	14,710	14,710
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.190%	9/7/12 LOC	20,000	20,000
New York Liberty Development Corp. Revenue
PUT	0.250%	5/22/13	31,000	31,000
New York Liberty Development Corp. Revenue
PUT	0.250%	5/22/13	11,000	11,000
New York Liberty Development Corp. Revenue
PUT	0.250%	5/22/13	30,000	30,000
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.140%	9/7/12 LOC	13,370	13,370
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.150%	9/7/12 LOC	24,535	24,535
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.170%	9/7/12 LOC	31,000	31,000
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.190%	9/7/12	4,495	4,495
New York Metropolitan Transportation Authority
Revenue CP	0.160%	9/4/12 LOC	5,000	5,000
New York Metropolitan Transportation Authority
Revenue CP	0.180%	11/7/12 LOC	15,625	15,625
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.180%	9/7/12 (13)	2,000	2,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.170%	9/7/12 LOC	25,925	25,925
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/13	1,000	1,038
New York State Dormitory Authority Revenue
(Blythedale Children's Hospital) VRDO	0.210%	9/7/12 LOC	10,000	10,000

New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.210%	9/7/12 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.210%	9/7/12 LOC	6,525	6,525
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.210%	9/7/12 LOC	14,200	14,200
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.210%	9/7/12 LOC	4,080	4,080
1 New York State Dormitory Authority Revenue
(City University System) TOB VRDO	0.170%	9/7/12	10,690	10,690
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.170%	9/7/12	9,305	9,305
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.160%	9/7/12	40,150	40,150
New York State Dormitory Authority Revenue
(Cornell University) CP	0.180%	10/4/12	6,500	6,500
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	0.170%	9/7/12	12,700	12,700
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.200%	9/7/12	2,775	2,775
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.160%	9/7/12 LOC	4,565	4,565
New York State Dormitory Authority Revenue
(Long Island University) VRDO	0.140%	9/7/12 LOC	6,930	6,930
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) TOB VRDO	0.220%	9/7/12 LOC	15,785	15,785
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.150%	9/7/12 LOC	68,100	68,100
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.150%	9/7/12 LOC	2,095	2,095
New York State Dormitory Authority Revenue
(Mount St. Mary College) VRDO	0.190%	9/7/12 LOC	4,500	4,500
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.170%	9/7/12 LOC	8,570	8,570
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.170%	9/7/12 LOC	14,825	14,825
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.170%	9/7/12 LOC	13,515	13,515
New York State Dormitory Authority Revenue
(Personal Income Tax)	3.000%	2/15/13	3,000	3,038
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/13	7,195	7,352
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/13 (Prere.)	1,000	1,026
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/13	6,965	7,145
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.200%	9/4/12	4,200	4,200
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.170%	9/7/12	17,405	17,405

1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.170%	9/7/12	7,760	7,760
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.180%	9/7/12	6,800	6,800
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.160%	9/7/12	21,400	21,400
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.170%	9/7/12	11,100	11,100
1 New York State Dormitory Authority Revenue
(State University Educational Facilities) TOB
VRDO	0.170%	9/7/12 LOC	10,235	10,235
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.140%	9/7/12 LOC	10,000	10,000
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.170%	9/7/12	4,580	4,580
1 New York State Environmental Facilities Corp.
Revenue (New York City Municipal Water
Finance Authority Project) TOB VRDO	0.180%	9/7/12	4,450	4,450
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.180%	9/7/12	3,185	3,185
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.180%	9/7/12	3,645	3,645
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.140%	9/7/12 LOC	30,620	30,620
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.180%	9/7/12 LOC	11,000	11,000
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.150%	9/7/12 LOC	15,000	15,000
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.150%	9/7/12 LOC	12,000	12,000
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.150%	9/7/12 LOC	14,750	14,750
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.150%	9/7/12 LOC	6,570	6,570
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.140%	9/7/12 LOC	21,100	21,100
New York State Housing Finance Agency
Housing Revenue (Avalon Chrystie Place I)
VRDO	0.200%	9/7/12 LOC	7,000	7,000
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.170%	9/7/12 LOC	20,800	20,800
New York State Housing Finance Agency
Housing Revenue (McCarthy Manor
Apartments) VRDO	0.200%	9/7/12 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.170%	9/7/12 LOC	45,000	45,000
New York State Housing Finance Agency
Housing Revenue (West 37th Street) VRDO	0.210%	9/7/12 LOC	4,200	4,200
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.180%	9/7/12	16,500	16,500
1 New York State Housing Finance Agency
Revenue (Service Contract) TOB VRDO	0.190%	9/4/12	15,865	15,865

New York State Mortgage Agency Homeowner
Mortgage Revenue PUT	0.190%	12/1/12	5,000	5,000
New York State Mortgage Agency Homeowner
Mortgage Revenue PUT	0.190%	12/1/12	7,000	7,000
New York State Mortgage Agency Homeowner
Mortgage Revenue PUT	0.230%	5/1/13	4,000	4,000
New York State Mortgage Agency Homeowner
Mortgage Revenue PUT	0.230%	5/1/13	6,000	6,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.200%	9/4/12	6,900	6,900
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.210%	9/4/12	6,200	6,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.220%	9/4/12	9,950	9,950
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.220%	9/4/12	6,900	6,900
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.190%	9/7/12	8,500	8,500
New York State Power Authority Revenue CP	0.170%	9/14/12	5,930	5,930
New York State Power Authority Revenue PUT	0.150%	9/4/12	22,600	22,600
New York State Power Authority Revenue PUT	0.150%	9/4/12	17,660	17,660
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/13 (Prere.)	1,500	1,544
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/13	1,120	1,148
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.000%	12/15/12	2,395	2,421
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/12	1,000	1,014
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/12	2,000	2,028
1 New York State Urban Development Corp.
Revenue (Service Contract) TOB VRDO	0.170%	9/7/12	8,910	8,910
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.160%	9/7/12 LOC	44,855	44,855
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.160%	9/7/12 LOC	13,900	13,900
1 New York State Urban Development Corp.
Revenue (State Personal Income Tax
Revenue) TOB VRDO	0.210%	9/7/12	12,655	12,655
1 Nuveen New York Quality Income Municipal
Fund VRDP VRDO	0.270%	9/7/12 LOC	21,000	21,000
1 Nuveen New York Select Quality Municipal Fund
VRDP VRDO	0.270%	9/7/12 LOC	31,000	31,000
Onondaga County NY GO	2.000%	2/15/13	1,000	1,008
Onondaga County NY GO	4.000%	2/15/13	1,000	1,017
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.210%	9/7/12 LOC	5,865	5,865
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.210%	9/7/12 LOC	8,145	8,145
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.210%	9/7/12 LOC	6,135	6,135

Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.160%	9/7/12 LOC	7,840	7,840
Onondaga County NY Trust Cultural Resource
Revenue (Syracuse University) VRDO	0.150%	9/7/12 LOC	2,100	2,100
Orchard Park NY Central School District BAN	1.000%	12/14/12	6,000	6,011
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.190%	9/7/12	1,800	1,800
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.230%	9/7/12	6,500	6,500
Rockland County NY Industrial Development
Agency Civic Facility Revenue (Dominican
College Project) VRDO	0.160%	9/7/12 LOC	6,145	6,145
2 Southampton NY Union Free School District
TAN	1.000%	6/20/13	14,000	14,087
1 Suffolk County NY GO TOB VRDO	0.190%	9/7/12	3,265	3,265
1 Suffolk County NY GO TOB VRDO	0.200%	9/7/12	2,550	2,550
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthony's
High School) VRDO	0.180%	9/7/12 LOC	10,000	10,000
Suffolk County NY Water Authority Revenue
VRDO	0.140%	9/7/12	35,400	35,400
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.160%	9/7/12 LOC	2,135	2,135
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.160%	9/7/12 LOC	4,115	4,115
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.140%	9/7/12	15,390	15,390
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.140%	9/7/12	3,500	3,500
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.160%	9/7/12 LOC	17,500	17,500
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.160%	9/7/12 LOC	26,600	26,600
Triborough Bridge & Tunnel Authority New York
Revenue PUT	4.000%	11/15/12	6,000	6,045
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.170%	9/7/12	4,950	4,950
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.170%	9/7/12	10,035	10,035
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.180%	9/7/12	2,660	2,660
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.160%	9/4/12 LOC	16,000	16,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.200%	9/4/12 LOC	1,800	1,800
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.130%	9/7/12 LOC	9,485	9,485
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.150%	9/7/12 LOC	8,200	8,200

Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.150%	9/7/12 LOC	23,200	23,200
Westchester County NY GO	3.000%	6/1/13	1,250	1,276
Yorktown NY Central School District BAN	1.000%	7/25/13	4,808	4,837
				2,694,905
Total Tax-Exempt Municipal Bonds (Cost $2,694,905)				2,694,905
Other Assets and Liabilities-Net (-2.1%)				(56,145)
Net Assets (100%)				2,638,760

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $583,130,000, representing 22.1% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2012.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.

New York Tax-Exempt Money Market Fund

(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2012, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
New York (98.4%)
Albany County NY GO	5.000%	10/1/12 (14)	800	803
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.250%	11/15/27	5,000	5,416
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/29 (12)	3,455	3,947
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/32 (12)	2,550	2,928
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/29 (12)	4,395	5,021
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/32 (12)	1,500	1,722
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/29 (12)	3,415	3,902
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,764
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	4,165
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	9,000	10,501
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	9,000	10,496
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (14)	335	336
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (ETM)	1,275	1,280
Erie County NY GO	5.000%	4/1/19	1,415	1,684
Erie County NY GO	5.000%	4/1/20	1,540	1,844
Erie County NY GO	5.000%	4/1/21	1,645	1,973
Erie County NY GO	5.000%	4/1/22	1,630	1,969
Erie County NY GO	5.000%	4/1/23	1,000	1,195
Erie County NY GO	5.000%	4/1/24	750	891
Erie County NY GO	5.000%	4/1/25	560	661
Erie County NY GO	5.000%	4/1/26	700	822
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,500	4,908
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	5,000	5,454

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,510	3,829
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	4,450	5,329
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/22	3,500	4,305
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	6,500	7,898
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,000	7,171
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,443
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/26	2,115	2,509
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.190%	9/7/12	7,140	7,140
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.190%	9/7/12	2,900	2,900
Erie Tobacco Asset Securitization Corp.
Tobacco Settlement New York Revenue	5.000%	6/1/45	1,000	729
Freeport NY GO	5.000%	1/15/21	2,175	2,575
Freeport NY GO	5.000%	1/15/22	2,265	2,699
Freeport NY GO	5.000%	1/15/23	2,335	2,745
Freeport NY GO	5.000%	1/15/24	2,540	2,986
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.170%	9/7/12 LOC	1,000	1,000
Hempstead NY GO	4.000%	1/15/13	1,500	1,522
Hempstead NY GO	3.000%	4/15/13	5,070	5,162
Hempstead NY GO	4.000%	8/15/13	1,000	1,037
Hempstead NY GO	5.000%	1/15/14	1,740	1,855
Hempstead NY GO	3.000%	4/15/14	5,155	5,388
Hempstead NY GO	5.000%	1/15/15	1,000	1,111
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/17	2,360	2,435
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/19	3,200	3,301
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,486
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	1,000	1,098
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	9,000	9,282
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	10,000	10,584
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	18,100	19,157

Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	5,000	5,628
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	10,000	11,730
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	25,000	29,028
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	15,000	18,301
Long Island NY Power Authority Electric System
Revenue	5.250%	12/1/20 (14)	7,500	8,450
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/23 (14)	4,760	5,316
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	14,308
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	10,016
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	2,000	2,489
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,200	8,072
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	1,000	1,108
Long Island NY Power Authority Electric System
Revenue VRDO	0.160%	9/4/12 LOC	5,600	5,600
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Monroe
Community College) VRDO	0.170%	9/7/12 LOC	5,085	5,085
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/15	2,000	2,224
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/21	3,815	4,631
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/22	4,315	5,282
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,335
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,657
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,267
Nassau County NY GO	5.000%	10/1/20	9,025	10,946
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.260%	9/7/12	6,700	6,700
Nassau County NY Tobacco Settlement Corp.
Revenue	5.250%	6/1/26	1,500	1,371
Nassau County NY Tobacco Settlement Corp.
Revenue	5.000%	6/1/35	9,000	6,438
Nassau County NY Tobacco Settlement Corp.
Revenue	5.125%	6/1/46	8,105	5,659
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.260%	9/7/12 LOC	4,120	4,120

New York City NY GO	5.750%	3/1/13 (Prere.)	3,000	3,084
New York City NY GO	5.125%	8/1/13 (4)	40	40
New York City NY GO	5.500%	8/1/13 (Prere.)	315	330
New York City NY GO	5.750%	8/1/13	840	844
New York City NY GO	5.000%	8/1/14	2,500	2,721
New York City NY GO	5.000%	8/1/14	2,800	3,047
New York City NY GO	5.000%	8/1/14	2,330	2,536
New York City NY GO	5.200%	8/1/14 (4)	5	5
New York City NY GO	5.000%	8/1/16	16,925	19,726
New York City NY GO	5.000%	2/1/17	8,835	10,434
New York City NY GO	5.000%	3/1/17	10,000	11,841
New York City NY GO	5.000%	8/1/17	1,500	1,798
New York City NY GO	5.000%	9/1/17	3,955	4,454
New York City NY GO	5.000%	8/1/18	1,500	1,828
New York City NY GO	5.000%	8/1/19	5,000	6,139
New York City NY GO	5.000%	8/1/19	3,000	3,683
New York City NY GO	5.000%	8/1/20	8,380	10,375
New York City NY GO	5.000%	8/1/20	7,500	9,227
New York City NY GO	5.000%	8/1/20	750	929
New York City NY GO	5.500%	8/1/20	2,185	2,283
New York City NY GO	5.000%	8/1/21	1,000	1,129
New York City NY GO	5.000%	8/1/21	2,000	2,425
New York City NY GO	5.250%	9/1/21	8,100	9,931
New York City NY GO	5.000%	8/1/22	10,000	11,428
New York City NY GO	5.000%	8/1/22	4,250	5,109
New York City NY GO	5.000%	8/1/22	4,000	4,858
New York City NY GO	5.250%	8/15/22	10,000	12,248
New York City NY GO	5.250%	9/1/22	17,000	20,842
New York City NY GO	5.000%	10/1/22	2,985	3,503
New York City NY GO	5.000%	11/1/23	4,525	4,953
New York City NY GO	5.250%	8/15/24	15,000	18,199
New York City NY GO	5.000%	1/1/25	10,000	11,386
New York City NY GO	5.000%	8/1/25	5,500	6,112
New York City NY GO	5.000%	10/1/25	10,000	11,590
New York City NY GO	5.000%	1/1/26	1,360	1,560
New York City NY GO	5.000%	8/15/26	14,500	16,833
New York City NY GO	5.250%	8/15/26	5,100	6,137
New York City NY GO	5.000%	5/15/28	4,500	5,227
New York City NY GO	5.000%	8/1/28	7,000	8,163
New York City NY GO	5.000%	8/1/28	1,915	2,269
New York City NY GO	6.250%	10/15/28	1,035	1,291
New York City NY GO	5.625%	4/1/29	3,000	3,709
New York City NY GO	5.000%	8/1/29	2,500	2,953
New York City NY GO	5.000%	8/1/30	2,185	2,566
New York City NY GO	5.450%	4/1/31	8,500	10,384
New York City NY GO	5.000%	8/1/31	3,000	3,502
New York City NY GO	5.000%	8/1/32	2,985	3,462
New York City NY GO	5.000%	8/1/35	3,500	4,000
New York City NY GO	5.375%	4/1/36	4,000	4,623
New York City NY GO	5.000%	5/15/36	4,250	4,793
New York City NY GO	5.000%	10/1/36	3,000	3,420
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	2,500	2,755
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	2,500	2,910
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,768

New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,352
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,724
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,602
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,729
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,834
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,824
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,869
New York City NY Industrial Development
Agency Civic Facility Revenue (Civil Liberties
Union) VRDO	0.160%	9/4/12 LOC	1,170	1,170
New York City NY Industrial Development
Agency Civic Facility Revenue (MSMC Realty
Corp. Project) VRDO	0.150%	9/7/12 LOC	1,100	1,100
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	2,061
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	5.000%	1/1/31 (2)	3,140	3,207
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,707
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	10,285	3,940
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	1,543
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	14,300	14,899
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	8,000	9,809
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,274
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/14 (Prere.)	65	70
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,593
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	3,988
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	3,798
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,389
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,000	7,868

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,764
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	7,385	8,611
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,886
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	17,540
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33	2,000	2,227
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	935	994
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	24,705	27,798
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	5,000	5,515
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	11,338
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,000	5,515
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,662
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,629
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	15,365
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	21,730
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	12,140
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	5,700	6,868
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	4,000	4,531
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	15,000	17,572
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,855	6,950
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	7,500	8,478
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.190%	9/4/12	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.200%	9/7/12	5,000	5,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.180%	9/4/12	2,460	2,460
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/23 (14)	6,100	6,673
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	12,000	13,100
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/25 (14)	13,475	14,618
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	2,540	2,752

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,606
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	11,591
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,844
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,941
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,890
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	578
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,842
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	568
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,626
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,965
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,826
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	11,261
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,761
New York City NY Transitional Finance Authority
Building Aid Revenue	4.750%	1/15/38	2,050	2,217
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	6,875	7,740
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	4,500	4,595
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	5	5
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	630	742
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	1,060	1,276
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	2,000	2,448
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	2,995	3,666
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	1,645	2,014
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	1,000	1,238
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/20	3,370	3,905
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	1,710	2,116
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	5,000	6,101
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	1,000	1,260
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,493

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	9,240
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,677
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,217
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/26	3,360	3,491
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,211
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,382
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,372
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,405
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,941
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,796
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,816
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	8,500	9,784
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,339
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,177
2 New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	2,005	2,074
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,578
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,568
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,622
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,291
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	12,000	13,820
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.160%	9/4/12	11,000	11,000
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.200%	9/4/12	22,600	22,600
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.) VRDO	0.170%	9/4/12 LOC	5,800	5,800
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.) VRDO	0.200%	9/4/12 LOC	8,800	8,800
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17	1,250	1,435
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/22	1,365	1,713

New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/23	1,830	2,306
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,633
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,583
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	2.100%	7/1/15	14,500	15,118
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,208
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	2,000	2,254
New York GO	5.000%	2/15/39	9,500	10,991
New York Liberty Development Corp. Revenue	5.000%	11/15/31	5,000	5,734
New York Liberty Development Corp. Revenue	5.000%	12/15/41	16,750	18,657
New York Liberty Development Corp. Revenue	5.000%	9/15/43	11,550	12,631
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,731
New York Liberty Development Corp. Revenue	5.125%	1/15/44	7,000	7,752
New York Liberty Development Corp. Revenue	5.000%	11/15/44	16,000	17,688
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,712
New York Liberty Development Corp. Revenue	5.625%	7/15/47	3,000	3,363
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,000	11,465
New York Liberty Development Corp. Revenue	5.750%	11/15/51	17,000	20,119
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	58,005	67,420
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	1,030	1,244
New York Metropolitan Transportation Authority
Revenue	5.750%	7/1/18	7,490	9,299
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/23 (14)	8,600	9,573
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	4,500	5,173
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	2,300	2,653
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	5,000	6,350
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,000	1,153
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,740
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,838
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,838
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	3,500	4,121
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,165
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	5,000	6,408
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,160
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,330
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,729

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	7,000	7,613
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	5,000	5,595
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/36	8,800	9,610
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,137
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,299
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,221
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	9,000	10,060
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/46	2,000	2,214
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.500%	11/15/13 (4)	6,000	6,064
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,864
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,683
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,682
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,843
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	3,000	3,586
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/12 (Prere.)	5,500	5,560
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/16 (14)	4,000	4,043
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/17 (14)	5,000	5,053
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/17 (2)	23,000	23,241
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/20 (14)	7,000	7,066
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,768
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/22 (14)	8,310	8,764
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,205
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	40,550	44,165
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.180%	9/7/12 (13)	19,005	19,005
New York State Convention Center
Development Corp. Revenue (Hotel Unit)	5.000%	11/15/44 (2)	10,000	10,460
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	13,965	15,078
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/19 (14)	2,420	2,604
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/20 (14)	2,555	2,736

New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/21 (14)	1,680	1,794
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/22 (14)	2,825	3,004
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/23 (14)	1,120	1,188
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,510	4,966
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/36 (4)	3,575	3,835
New York State Dormitory Authority Lease
Revenue (Municipal Health Facilities
Improvement Program)	5.000%	1/15/13	8,440	8,576
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	3,000	3,602
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/26	1,000	1,186
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	4,000	4,681
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	1,000	1,165
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,150
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	12,422
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/16	500	570
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22	2,985	3,579
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/24	1,000	1,176
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,398
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,152
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	761
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20	3,410	4,205
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/20 (14)	14,525	18,417
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,300
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/13 (ETM)	3,475	3,613
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/13 (Prere.)	5,100	5,309
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	4,900	5,302
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/21	6,990	7,551

New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/22	4,395	5,701
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	16,095	18,279
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,834
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,702
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.200%	9/7/12	4,235	4,235
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,490
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,481
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,827
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	10,071
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/35	13,000	14,355
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,156
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/41	3,000	3,433
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.500%	2/15/17	10,000	11,988
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (14)	6,575	7,120
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	500	564
3 New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	810
3 New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	707
3 New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,082
3 New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	528
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,994
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,129
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,683
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/15	1,000	1,106
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,000	1,133
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,000	1,153

New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,000	2,337
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,191
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,177
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.170%	9/7/12 LOC	9,460	9,460
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,347
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,803
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,163
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,174
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,500	1,924
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,901
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,818
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,728
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	17,289
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	10,000	11,253
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	12,950	14,692
1 New York State Dormitory Authority Revenue
(New York University) TOB VRDO	0.200%	9/7/12	3,500	3,500
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	3,007
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/20	3,965	4,379
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,191
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/21	4,035	4,411
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,759
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/22	4,285	4,653
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,130

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	1,800	1,920
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	5,495	5,895
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,671
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	1,000	1,119
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,139
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	6,310	6,901
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,739
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	11,950	13,977
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	3,000	3,662
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	3,100	3,814
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,593
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	8,282
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,973
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,637
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,588
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,470
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	4,087
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,000	3,491
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	11,360
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	12,167
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,000	7,967
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	21,037
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,327
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/16 (12)	750	863
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/18 (12)	570	683

New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,195
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.000%	7/1/15	1,000	1,086
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,226
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,500	2,965
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,203
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,415
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.170%	9/7/12	1,900	1,900
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (12)	1,500	1,787
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	4,415	5,305
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	4,320	5,195
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,832
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	4/1/22	2,930	3,550
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,656
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	2,000	2,403
New York State Dormitory Authority Revenue
(St. John's University)	5.250%	7/1/32 (14)	9,000	9,909
New York State Dormitory Authority Revenue
(St. Joseph's Hospital)	5.250%	7/1/18 (14)	5,275	5,284
New York State Dormitory Authority Revenue
(St. Lawrence University)	5.000%	7/1/14	16,000	17,167
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/13	1,605	1,658
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.750%	5/15/17 (4)	3,750	4,572
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,599
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,952
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,399
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	3,875
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	3,000	3,430
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	3,000	3,578
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	9,279
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.160%	9/4/12 LOC	1,100	1,100
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.160%	9/4/12 LOC	3,785	3,785

New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.250%	7/1/17 (4)	5,330	5,399
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.375%	7/1/25 (4)	7,000	7,024
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,691
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,597
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,750	1,870
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,653
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) ARS	0.645%	9/10/12 (14)	10,000	9,092
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	7,500	7,586
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	7,500	7,586
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	5.000%	8/1/16 (14)	7,750	8,552
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,766
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	8/15/14	5,780	6,317
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	8/15/15	1,400	1,550
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	4,950	5,810
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	4,540	5,048
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	2,000	2,461
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	2,000	2,384
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.750%	6/15/32	12,240	13,810
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	6,000	6,428
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	5,000	5,357

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,734
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	4,500	5,176
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/14	2,155	2,284
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/15	2,075	2,337
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,295
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,010	3,575
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,644
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	4,027
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.500%	1/2/13	5,000	5,037
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,297
New York State Housing Finance Agency
Housing Revenue	3.750%	11/1/37	1,555	1,558
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,409
New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.150%	9/7/12 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	17,093
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	2,015	2,364
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/20	6,975	8,721
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	3,800	4,710
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/22	7,690	9,846
1 New York State Local Government Assistance
Corp. Revenue TOB VRDO	0.200%	9/7/12	1,500	1,500
New York State Local Government Assistance
Corp. Revenue VRDO	0.150%	9/7/12	2,700	2,700
New York State Local Government Assistance
Corp. Revenue VRDO	0.160%	9/7/12	10,800	10,800
New York State Local Government Assistance
Corp. Revenue VRDO	0.170%	9/7/12	11,400	11,400
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.230%	9/7/12	8,400	8,400
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	4.750%	11/1/24	1,840	2,037
New York State Power Authority Revenue	5.250%	11/15/12 (Prere.)	20,710	20,926
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,156
New York State Thruway Authority Revenue	5.000%	1/1/19 (14)	9,000	10,659
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,266

New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,782
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,643
New York State Thruway Authority Revenue	5.000%	1/1/31	3,000	3,464
New York State Thruway Authority Revenue	5.000%	1/1/37	13,000	14,662
New York State Thruway Authority Revenue	5.000%	1/1/42	10,000	11,227
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	5,050	5,816
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	1,500	1,777
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	27,764
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,352
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	10,000	12,334
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	12,164
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,372
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	10,381
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,362
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,352
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,342
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	6,100	7,165
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	2,000	2,446
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/19	5,765	7,143
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	2,000	2,465
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	2,290	2,850
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	6,250	6,914
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	3,040
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,785
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,100	2,521
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,243
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/17	1,500	1,777
New York State Urban Development Corp.
Revenue	5.000%	1/1/14	13,000	13,794
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	10,000	11,439
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	2,095	2,485

New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,469
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	7,860	8,789
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	5,000	6,114
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	4,635	5,752
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	8,240	10,284
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,841
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	7,530	9,173
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,627
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,793
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	1,950	2,025
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	11,463
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	12,328
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	355
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	1,000	1,107
Onondaga County NY Trust Cultural Resource
Revenue (Syracuse University) VRDO	0.150%	9/7/12 LOC	6,900	6,900
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	11,188
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,554
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/33	6,000	6,696
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,454
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	12,224
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	6,480	7,283
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	5,000	5,656
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.180%	9/7/12	2,800	2,800
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	8,001
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,652
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	8,114
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	10/1/16	3,510	4,029
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	10,000	11,359

Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	532
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,060
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	2,000	2,068
Suffolk County NY Water Authority Revenue	5.250%	6/1/17 (ETM)	1,695	1,754
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.170%	9/4/12 LOC	700	700
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.160%	9/7/12 LOC	3,800	3,800
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.160%	9/7/12 LOC	2,185	2,185
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.000%	6/1/34	8,965	6,806
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.125%	6/1/42	11,660	8,547
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/14	3,000	3,229
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	3,200	3,570
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/16	3,000	3,457
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/17	3,500	4,132
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/18	2,200	2,644
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/12 (Prere.)	28,235	28,526
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/12 (Prere.)	185	187
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	1,500	1,865
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,442
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,423
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	5,000	6,025
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,987
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	3,023
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,825
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	13,310	15,158
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	25,000	28,704
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.200%	9/4/12 LOC	10,500	10,500

Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,690
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	4,034
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,977
Westchester County NY GO	4.000%	6/1/14	9,375	9,989
Westchester County NY GO	5.000%	7/1/14	8,930	9,705
Westchester County NY GO	4.000%	6/1/15	9,760	10,735
Westchester County NY GO	5.000%	7/1/15	9,380	10,609
Westchester County NY GO	5.000%	7/1/16	9,850	11,551
Westchester County NY GO	5.000%	7/1/17	10,340	12,485
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,891
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,000	2,364
Yonkers NY GO	5.000%	10/1/20	1,000	1,160
				3,334,748
Puerto Rico (0.8%)
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,217
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/17 (4)	4,000	4,010
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,235
Puerto Rico Sales Tax Financing Corp. Revenue	6.000%	8/1/42	5,000	5,605
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	8,000	9,538
				26,605
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/23	2,000	2,112
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,204
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	5,454
				8,770
Total Tax-Exempt Municipal Bonds (Cost $3,088,531)				3,370,123
Other Assets and Liabilities-Net (0.5%)				17,463
Net Assets (100%)				3,387,586

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $44,845,000, representing 1.3% of net assets.
2 Securities with a value of $217,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2012.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.

New York Long-Term Tax-Exempt Fund

TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

New York Long-Term Tax-Exempt Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,361,031	9, 092
Futures Contracts—Liabilities[1]	(3)	—	—
Total	(3)	3,361,031	9,092
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2012	(100)	(13,372)	(3)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2012, the cost of investment securities for tax purposes was $3,090,903,000. Net unrealized appreciation of investment securities for tax purposes was $279,220,000, consisting of unrealized gains of $282,322,000 on securities that had risen in value since their purchase and $3,102,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 17, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.